Other capital reserve - Business Combination RSUs (Details)		1 Months Ended	12 Months Ended
	Dec. 16, 2016 shares	Dec. 31, 2016 EquityInstruments	Mar. 31, 2018 INR (₨) EquityInstruments installment	Mar. 31, 2017 INR (₨) EquityInstruments shares	Mar. 31, 2016 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 INR (₨)
Ordinary shares
Share based payments
Number of shares into which each RSU may be converted | shares	1
Issue of treasury shares | shares				74,458
Restricted Stock Unit Plan | RSUs
Share based payments
Repurchase period		2 years
Restricted Stock Unit Plan | Business combinations | Ordinary shares
Share based payments
Issue of treasury shares | shares	74,458
Restricted Stock Unit Plan | Business combinations | RSUs
Share based payments
Vesting period	2 years
Repurchase period	2 years
Number of shares
Number of RSU's outstanding at the beginning of the year			1,684,024
Granted during the year		2,000,000		2,000,000
Repurchased				999
Forfeited during the year			3,606
Expired during the year			724
Vested during the year			960,119	314,977
Number of RSU's outstanding at the end of the year			719,575	1,684,024
Weighted average remaining contractual life			4 months 17 days	10 months 17 days
Exercise price | ₨			₨ 0				₨ 0
Share based compensation cost | ₨			₨ 633,172,000	₨ 577,749,000	₨ 0
Valuation inputs
Weighted average Fair value of ordinary share at the measurement date | $						$ 10
Expected volatility				48.00%
Dividend Yield				0.00%
Restricted Stock Unit Plan | Business combinations | RSUs | Minimum
Valuation inputs
Risk-free interest rate				0.00%
Expected life of RSUs				0 years
Restricted Stock Unit Plan | Business combinations | RSUs | Maximum
Valuation inputs
Risk-free interest rate				2.00%
Expected life of RSUs				2 years
Restricted Stock Unit Plan | Business combinations | RSUs | Modified Vesting
Number of shares
Number of RSU's outstanding at the end of the year			1,925,542
Restricted Stock Unit Plan | Business combinations | RSUs | Vesting schedule 1
Number of shares
Percentage of shares to vest			25.00%
Restricted Stock Unit Plan | Business combinations | RSUs | Vesting schedule 2
Number of shares
Percentage of shares to vest			75.00%
Number of equal quarterly vesting instalments | installment			6